Schedule of financial information of operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Net revenues	$ 1,790,010	¥ 13,065,824	¥ 12,547,445	¥ 11,134,203
Provision for accounts receivable and contract assets		317,049	253,948	390,882
Provision for loans receivable	43,842	320,013	586,843	415,902
Total operating expenses	1,442,701	10,530,697	10,163,558	8,618,865
Other income, net	42,487	310,123	394,698	220,693
Profit before income tax expenses	389,796	2,845,250	2,778,585	2,736,031
Income tax expenses	(62,664)	(457,405)	(395,100)	(454,775)
Net profit	$ 327,132	2,387,845	2,383,485	2,281,256
Beijing Paipairongxin Investment Consulting Company Limited [Member]
Net revenues		10,187,380	10,357,728	9,875,484
Related party expenses				(37)
Provision for accounts receivable and contract assets		(137,321)	(78,148)	(284,384)
Provision for loans receivable		(38,823)	(30,394)	(92,790)
Credit losses for quality assurance commitment		(3,584,954)	(3,557,174)	(2,981,336)
Total operating expenses		(9,953,042)	(10,841,004)	(10,269,231)
Income from subsidiaries		6,099	3,719	2,379
Income (loss) from operations		240,437	(479,557)	(391,368)
Other income, net		197,116	232,074	158,724
Profit before income tax expenses		437,553	(247,483)	(232,644)
Income tax expenses		(88,667)	(35,112)	(23,242)
Net profit		348,886	(282,595)	(255,886)
Beijing Paipairongxin Investment Consulting Company Limited [Member] | Third Party Revenues [Member]
Net revenues		9,796,032	9,859,539	9,340,431
Related party expenses		(3,777,621)	(3,633,284)	(3,567,004)
Beijing Paipairongxin Investment Consulting Company Limited [Member] | Group Company Revenues [Member]
Net revenues		391,348	498,189	535,053
Related party expenses		¥ (2,414,323)	¥ (3,542,004)	¥ (3,343,680)